Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accounts Payable And Accrued Liabilities
Accounts payable	$ 1,376	$ 2,614
Accrued liablities	1,213	2,182
VAT payable		30
Total	$ 2,589	$ 4,826